Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Sep. 02, 2022	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates		€ 14,006	€ 13,023
Royalty certificates, undiscounted cash flows		0	0
Lease liabilities		2,122	2,363	€ 369	€ 540
Gross lease liabilities		2,264	2,512
Derivative instruments		4,816	4,786	5,449	2,579
Derivative financial liabilities, undiscounted cash flows		4,816	4,786
Total financial liabilities		111,379	114,004
Financial liabilities, undiscounted cash flows		116,526	122,680
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		995	993
Derivative financial liabilities, undiscounted cash flows		1,021	1,166
Financial liabilities, undiscounted cash flows		41,009	38,468
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		956	996
Derivative financial liabilities, undiscounted cash flows		3,795	0
Financial liabilities, undiscounted cash flows		70,730	56,698
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows			0
Gross lease liabilities		314	516
Derivative financial liabilities, undiscounted cash flows			3,620
Financial liabilities, undiscounted cash flows		4,787	27,507
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificates, undiscounted cash flows		0	0
Gross lease liabilities		0	7
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows		0	7
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		20,273	21,574
Convertible loans notes, undiscounted cash flows		23,680	24,063
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		9,866	8,750
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		9,341	8,750
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		4,473	6,563
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos / Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		23,819	23,370
Convertible loans notes, undiscounted cash flows		30,090	30,653
Derivative instruments		1,021	1,166	€ 3,766	€ 2,579
Kreos / Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		2,250	2,250
Kreos / Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		27,840	19,943
Kreos / Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,460
Kreos / Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Other Kreos/Claret bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		43,832	46,401
Convertible loans notes, undiscounted cash flows		53,089	58,080
Other Kreos/Claret bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		25,585	24,016
Other Kreos/Claret bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		27,504	25,715
Other Kreos/Claret bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	8,348
Other Kreos/Claret bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings		2,510	2,488
Borrowings, undiscounted cash flows		2,586	2,586
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,293	1,293
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,293	1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	0
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		€ 0	€ 0
Royalty certificates
Disclosure of maturity analysis for derivative financial liabilities [line items]
Royalty certificate, percentage of future sales	2.00%
Royalty certificate, maximum amount	€ 172,000
Royalty certificate, expiration period	15 years